Derivatives and Financial Instruments - Additional Information (Detail)	3 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 31, 2011 Foreign Currency Option Contract USD ($)	Mar. 31, 2011 Foreign Currency Option Contract EUR (€)	May 31, 2011 Interest Rate Swap USD ($)	Dec. 31, 2012 Interest Rate Swap USD ($)	Apr. 30, 2011 Interest Rate Swap USD ($)	Aug. 31, 2007 August 2007 Interest Rate Swap Agreement USD ($)	Dec. 31, 2011 August 2007 Interest Rate Swap Agreement USD ($)	Sep. 30, 2005 September 2005 Interest Rate Swap Agreement USD ($)	Dec. 31, 2012 September 2005 Interest Rate Swap Agreement USD ($)	Dec. 31, 2011 September 2005 Interest Rate Swap Agreement USD ($)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Outstanding interest rate swap arrangements	$ 0	$ 0
Notional amount of interest rate swap agreement								400,000,000	105,000,000		100,000,000
Effective date of the fixed rate swap									Aug. 30, 2007		Apr. 25, 2006
Fixed interest rate paid									4.89%		4.68%
Swap agreement expiration									2012-05		2013-07
Effective fixed rate paid on debt									5.39%		5.28%
Fair value of the swap										1,700,000			6,300,000
Interest rate spread over LIBOR									0.50%		0.60%
Location of the swap on the consolidated balance sheets		Derivative gains and losses included in AOCI										Other non-current liabilities	Other non-current liabilities
Loss on early extinguishment of debt	75,400,000	75,367,000										3,300,000
Incremental expense resulting from interest rate swaps		5,300,000	9,300,000
Average swap interest rate								3.65%
Cost of expiration (termination)						11,000,000
Derivative instrument contractual life						10 years
Unrealized net loss							9,200,000
Outstanding foreign currency derivative contract	163,700,000	163,700,000	79,900,000
Foreign currency option fluctuations related to acquisition					we entered into a foreign currency option contract to reduce our exposure to fluctuations in the euro related to the planned CPT acquisition.
Notional amount of foreign currency contract					286,000,000
Expiration date of Euro to U.S. dollar contract					May 13, 2011
Foreign currency contract strike price					1.4375
Sale of foreign currency option contract				1,000,000
Net cost of option contract				$ (2,100,000)